Lease liabilities - Schedule of Undiscounted Lease Payments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted future lease payments	$ 2,387,567	$ 1,491,754
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted future lease payments	1,122,834	664,254
More than 1 year but less than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted future lease payments	$ 1,264,733	$ 827,500